FIDELITY(REGISTERED TRADEMARK)
CAPITAL & INCOME
FUND

SEMIANNUAL REPORT

OCTOBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              7   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   29  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  33  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  38  The auditors' opinion
ACCOUNTANTS

DISTRIBUTIONS          39

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Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered
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(recycle logo) This report is printed on recycled paper using
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

All major U.S. equity market indexes posted positive returns for the month of October, led by the technology-heavy NASDAQ Index, which climbed to a record high close during the month. Domestic bonds, however, turned in relatively flat performance, due in large part to lingering fears of a potential interest rate hike by the Federal Reserve Board, and its adoption of a tightening bias during the first week of the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. Prior to December 30, 1990, Fidelity Capital & Income Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CAPITAL & INCOME       -2.04%         20.40%       69.52%        227.38%

ML High Yield Master II         -3.00%         5.61%        57.51%        183.10%

High Current Yield Funds        -3.54%         6.61%        47.68%        150.96%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 346 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED OCTOBER 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CAPITAL & INCOME        20.40%       11.13%        12.59%

ML High Yield Master II          5.61%        9.51%         10.97%

High Current Yield Funds         6.61%        8.07%         9.58%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Capital & Income            ML High Yield Master II
             00038                       ML012
  1989/10/31      10000.00                    10000.00
  1989/11/30      10021.80                    10015.05
  1989/12/31       9897.47                     9974.42
  1990/01/31       9565.66                     9704.88
  1990/02/28       9393.38                     9558.22
  1990/03/31       9485.72                     9731.96
  1990/04/30       9516.07                     9798.95
  1990/05/31       9718.12                     9962.55
  1990/06/30       9934.78                    10215.54
  1990/07/31      10153.66                    10469.25
  1990/08/31       9909.90                     9990.42
  1990/09/30       9644.56                     9572.64
  1990/10/31       9339.03                     9298.97
  1990/11/30       9463.41                     9396.61
  1990/12/31       9516.78                     9539.38
  1991/01/31       9568.36                     9734.65
  1991/02/28      10048.37                    10579.16
  1991/03/31      10488.34                    11093.15
  1991/04/30      10926.29                    11486.47
  1991/05/31      10964.38                    11531.21
  1991/06/30      11195.43                    11785.95
  1991/07/31      11556.61                    12109.42
  1991/08/31      11712.75                    12384.90
  1991/09/30      11871.71                    12563.39
  1991/10/31      12160.86                    12989.72
  1991/11/30      12231.52                    13126.55
  1991/12/31      12354.61                    13276.06
  1992/01/31      13099.68                    13724.48
  1992/02/29      13653.00                    14067.51
  1992/03/31      14235.87                    14269.36
  1992/04/30      14526.62                    14343.32
  1992/05/31      14702.12                    14547.14
  1992/06/30      14871.40                    14723.09
  1992/07/31      15166.32                    15009.26
  1992/08/31      15318.30                    15200.42
  1992/09/30      15465.43                    15361.56
  1992/10/31      15308.40                    15159.72
  1992/11/30      15454.10                    15395.93
  1992/12/31      15820.00                    15591.91
  1993/01/31      16424.06                    15954.66
  1993/02/28      16765.22                    16240.04
  1993/03/31      17298.11                    16525.03
  1993/04/30      17436.34                    16638.42
  1993/05/31      17785.82                    16841.38
  1993/06/30      18476.97                    17169.12
  1993/07/31      18648.50                    17336.92
  1993/08/31      18801.46                    17500.04
  1993/09/30      18902.52                    17577.72
  1993/10/31      19282.52                    17903.17
  1993/11/30      19488.28                    18005.56
  1993/12/31      19759.79                    18194.89
  1994/01/31      20353.30                    18588.20
  1994/02/28      20343.45                    18459.05
  1994/03/31      19817.60                    17862.47
  1994/04/30      19608.97                    17640.28
  1994/05/31      19585.71                    17601.71
  1994/06/30      19333.62                    17682.17
  1994/07/31      19461.89                    17788.91
  1994/08/31      19463.49                    17929.94
  1994/09/30      19438.43                    17926.37
  1994/10/31      19312.44                    17973.65
  1994/11/30      18970.72                    17819.00
  1994/12/31      18848.78                    18006.75
  1995/01/31      19138.86                    18259.59
  1995/02/28      19910.67                    18844.84
  1995/03/31      20017.42                    19099.50
  1995/04/30      20517.79                    19583.41
  1995/05/31      20889.08                    20198.12
  1995/06/30      20966.52                    20333.92
  1995/07/31      21701.56                    20598.72
  1995/08/31      21770.12                    20706.81
  1995/09/30      22068.20                    20947.45
  1995/10/31      22114.36                    21124.51
  1995/11/30      21729.46                    21333.88
  1995/12/31      22004.00                    21691.32
  1996/01/31      22106.27                    22053.67
  1996/02/29      22527.00                    22121.06
  1996/03/31      22553.61                    22030.63
  1996/04/30      22923.40                    22061.51
  1996/05/31      23093.86                    22220.52
  1996/06/30      23014.92                    22309.04
  1996/07/31      22932.20                    22455.70
  1996/08/31      23256.54                    22729.60
  1996/09/30      23860.12                    23263.86
  1996/10/31      23975.53                    23465.78
  1996/11/30      24294.51                    23931.39
  1996/12/31      24514.10                    24136.01
  1997/01/31      24653.31                    24317.34
  1997/02/28      25146.99                    24691.18
  1997/03/31      24645.69                    24351.55
  1997/04/30      24730.39                    24663.78
  1997/05/31      25515.07                    25183.08
  1997/06/30      25956.57                    25572.27
  1997/07/31      26548.95                    26250.10
  1997/08/31      26711.84                    26218.50
  1997/09/30      27950.09                    26690.13
  1997/10/31      27480.40                    26826.41
  1997/11/30      27642.43                    27065.39
  1997/12/31      28118.73                    27337.95
  1998/01/31      28850.73                    27773.62
  1998/02/28      29456.55                    27886.15
  1998/03/31      30223.95                    28151.02
  1998/04/30      30564.42                    28271.94
  1998/05/31      30481.62                    28441.95
  1998/06/30      30404.21                    28588.84
  1998/07/31      30594.63                    28771.04
  1998/08/31      27606.05                    27318.71
  1998/09/30      27768.68                    27389.81
  1998/10/31      27191.24                    26798.77
  1998/11/30      29464.05                    28195.68
  1998/12/31      29460.72                    28145.16
  1999/01/31      30499.32                    28519.71
  1999/02/28      30214.67                    28330.93
  1999/03/31      31717.35                    28660.03
  1999/04/30      33419.62                    29184.39
  1999/05/31      32836.52                    28916.67
  1999/06/30      33319.04                    28845.00
  1999/07/31      33021.18                    28883.80
  1999/08/31      32906.38                    28578.62
  1999/09/30      32548.31                    28464.04
  1999/10/29      32737.85                    28309.55
IMATRL PRASUN   SHR__CHT 19991031 19991109 145154 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Capital & Income Fund on October 31, 1989. As the chart shows, by October 31, 1999, the value of the investment would have grown to $32,738 - a 227.38% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,310 - a 183.10% increase.

(checkmark)

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,

                  1999                          1999                    1998    1997    1996    1995

Dividend returns  4.50%                         10.19%                  8.50%   8.52%   9.87%   9.01%

Capital returns   -6.54%                        -0.85%                  15.09%  -0.64%   1.85%  -4.38%

Total returns     -2.04%                        9.34%                   23.59%  7.88%   11.72%  4.63%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1999  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share             6.56(cents)   46.31(cents)   94.99(cents)

Annualized dividend rate        8.10%         9.35%          9.78%

30-day annualized yield         10.73%        -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.54 over the past one month, $9.83 over the past six months and $9.71 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

A bond market and Federal Reserve
Board preoccupied with inflation
resulted in weak performance for
the high-yield bond market during
the six-month period ending
October 31, 1999. As the period
opened, high-yield investors were
still enjoying the effects of lower
interest rates and restored
confidence in the global economic
recovery. Credit spreads - which
reflect the premium that investors
demand for higher perceived levels
of risk versus Treasury securities -
had narrowed significantly, and
high-yield bonds were
outperforming many fixed-income
alternatives. By the end of May,
however, the Federal Reserve Board
had shifted its monetary policy bias
toward raising interest rates to
combat inflation. In response, the
rally in the high-yield bond market
began to stall. Bond prices came
under further pressure as the Fed
raised interest rates in June and
again in August amid persistent
strength in the global economy
and higher wage pressures in the
U.S. Against a backdrop of interest
rate jitters, the Merrill Lynch High
Yield Master Index - a broad
measure of the high-yield market -
lost 2.69% during the six-month
period that ended October 31, 1999.
Meanwhile, the overall U.S. taxable
bond market, as measured by the
Lehman Brothers Aggregate Bond
Index, declined 0.15% during the
same period.

(photograph of David Glancy)

An interview with David Glancy, Portfolio Manager of Fidelity Capital & Income Fund

Q. DAVID, HOW DID THE FUND PERFORM?

A. The fund, like the high-yield market, experienced some losses during the six months that ended October 31, 1999. The losses were the result of rising interest rates, concerns that higher rates might weaken the economy and a decline in liquidity. Despite being down for the period, however, the fund outperformed its peers and the high-yield market as measured by the Merrill Lynch High Yield Master II Index. For the six months that ended October 31, 1999, the fund's total return was -2.04%. That beat the -3.54% performance of the high current yield funds average tracked by Lipper Inc., and the -3.00% return of the Merrill Lynch High Yield Master II Index . For the one-year period that ended October 31, 1999, the fund returned 20.40%, while the Lipper average and index returned 6.61% and 5.61%, respectively.

Q. WHAT HELPED THE FUND'S PERFORMANCE?

A. As it has for some time now, the fund maintained a more significant stake than its peers and the index in telecommunications, satellite and cable issuers. I continued to believe that these sectors offered more compelling opportunities than many alternatives in the high-yield market, and this approach proved to be beneficial. Those positions, especially in the telecommunications and cable industries, performed better than the high-yield market as a whole. The fund's performance relative to the Lipper average and the index also was helped by its flexibility, as it was able to invest in the equities of high-yield companies. Common stocks made up 3.2% of the fund's assets at the end of the period, down from 8.5% six months ago, due to profit taking. Another area where the fund can invest is distressed securities - meaning stocks or bonds of companies that have gone through financial difficulty. While we kept an eye out for opportunities in that market , we found it to be as unattractive as it has been for some time.

Q. WHERE HAVE YOU FOUND OPPORTUNITIES?

A. Telecommunications and satellite services were two areas that continued to provide outstanding returns for the fund. The fund continued to hold core positions in CLECs - competitive local exchange carriers that offer telephone services to small- and medium-sized businesses - satellite service providers, wireless phone operators and firms that provide DSL - digital subscriber lines that allow users to access the Internet and talk on their telephones at the same time on the same line. All of these offered outstanding growth prospects and high-return-on-investment business models. Many yield 13% to 18% and ought to perform well over the next several years.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. The fact that the high-yield market declined was obviously a disappointment. Beyond that, the fund didn't own many securities that encountered credit difficulties. One investment, Arcadia, fell on a particularly hard patch. This company is an auto lender that needs continuing access to capital. In the rising interest-rate environment of the past few months, investors became concerned that the company was going to be cut off from its supply of capital. However, the company's underlying loans performed well, and we were comfortable enough with its prospects to add to the position when the price declined.

Q. WHAT IS YOUR OUTLOOK?

A. My focus is on making good, profitable loans, not on trying to figure out the immediate direction of the market. I don't know whether or not the market will recover over the next one, three or six months. Nevertheless, I am bullish about the long-term outlook for the high-yield market and the fund. Corporate earnings projections look solid and there has been a significant level of positive merger and acquisition activity. High-yield debt securities have reached very cheap levels relative to Treasuries, high-grade corporates and equities, leaving them poised to recover and more insulated from any potential problems that might be caused by additional increases in interest rates.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)
FUND FACTS

GOAL: seeks income and
capital growth by investing
mainly in debt and equity
securities, with an emphasis
on lower-quality debt
securities

FUND NUMBER: 038

TRADING SYMBOL: FAGIX

START DATE: November 1, 1977

SIZE: as of October 31,
1999, more than $2.7
billion

MANAGER: David Glancy,
since 1996; manager, Fidelity
Advisor High Income Fund,
since September 1999;
Spartan High Income Fund,
1993-1996; joined Fidelity
in 1990

DAVID GLANCY ON WHY
HIGH-YIELD DEBT SECURITIES
ARE CURRENTLY SO CHEAP:

"High-yield bond prices are not as
cheap as they were at the end of
1998 or in the late 1980s, but they
are pretty close. There are several
reasons why. One is that we're late
in the business cycle. After a
significant expansion, the next
move for the economy could be
down. Since, like equities,
high-yield bonds tend to perform
better during periods of economic
strength, investors have become
more concerned about an economic
slowdown. Part of that fear comes
from the anticipation of another
short-term interest-rate increase
by the Federal Reserve Board. The
Fed has already hiked interest
rates two times since June to slow
growth and head off inflation.
Another similar move could
dampen economic growth. There
also has been less liquidity, as
lending seized up in anticipation
of Y2K.

"It looks as if these factors have
already been incorporated into
the prices of high-yield securities,
presenting opportunities to invest in
good loans at significant
discounts. Unlike equities, which
have no future set price,
high-yield bonds offer a certain price
to be paid back at a certain date,
provided the issuer maintains its
ability to pay off the interest and
principal. High-yield bonds bought at
today's discount prices offer both
attractive yields and significant
appreciation potential as they near
maturity, when they must be
redeemed at par - or face -
value."

INVESTMENT CHANGES

TOP FIVE HOLDINGS AS OF
OCTOBER 31, 1999

(BY ISSUER, EXCLUDING CASH       % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
EQUIVALENTS)                                              MONTHS AGO

Nextel Communications, Inc.       7.0                      6.5

Pathmark Stores, Inc.             4.2                      4.4

EchoStar DBS Corp.                3.8                      4.1

Intermedia Communications, Inc.   3.2                      1.9

Adelphia Communications Corp.       2.6                      3.1

                                   20.8                     20.0

TOP FIVE MARKET SECTORS AS OF
OCTOBER 31, 1999

                                 % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                          MONTHS AGO

UTILITIES                         31.2                     28.7

MEDIA & LEISURE                   29.1                     32.1

RETAIL & WHOLESALE                5.4                      5.3

FINANCE                           4.6                      7.5

INDUSTRIAL MACHINERY &            4.1                      3.3
EQUIPMENT

QUALITY DIVERSIFICATION AS OF
OCTOBER 31, 1999

(MOODY'S RATINGS)                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                          MONTHS AGO

Aaa, Aa, A                        0.0                      0.2

Baa                               0.1                      0.3

Ba                                5.1                      4.1

B                                 51.0                     43.7

Caa, Ca, C                        12.7                     14.3

Not Rated                         5.5                      5.8


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1999 AND APRIL 30, 1999 ACCOUNT FOR 5.5% AND 5.8% RESPECTIVELY OF THE FUND'S INVESTMENTS.

ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF OCTOBER 31, 1999 *         AS OF APRIL 30, 1999 **

Nonconvertible  Bonds 71.0%      Nonconvertible  Bonds 68.1%

Convertible Bonds, Preferred     Convertible Bonds, Preferred
Stocks 15.7%                     Stocks 16.9%

U.S. Government and              U.S. Government and
Government Agency                Government Agency
Obligations 0.0%                 Obligations 0.2%

Common Stocks 3.2%               Common Stocks 8.5%

Other Investments 2.5%           Other Investments 1.0%

Short-Term Investments  and      Short-Term Investments  and
Net Other Assets 7.6%            Net Other Assets 5.3%

* FOREIGN INVESTMENTS 10.0%      ** FOREIGN INVESTMENTS 7.6%



PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

INVESTMENTS OCTOBER 31, 1999
Showing Percentage of Net Assets


CORPORATE BONDS - 71.1%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - 0.1%

MEDIA & LEISURE - 0.1%

RESTAURANTS - 0.1%

CKE Restaurants, Inc. 4.25%       B1          $ 4,750                                   $ 2,850
3/15/04

NONDURABLES - 0.0%

FOODS - 0.0%

Chiquita Brands                   B3           1,000                                     730
International, Inc. 7%
3/28/01

RETAIL & WHOLESALE - 0.0%

APPAREL STORES - 0.0%

Merry-Go-Round Enterprises,       -            8,914                                     0
Inc. 0% 5/16/98 (c)(j)

TOTAL CONVERTIBLE BONDS                                                                  3,580

NONCONVERTIBLE BONDS - 71.0%

BASIC INDUSTRIES - 2.7%

CHEMICALS & PLASTICS - 2.1%

Berry Plastics Corp. 11%          B3           4,000                                     3,920
7/15/07 (g)

General Chemical Industrial       B3           2,170                                     2,110
Products, Inc. 10.625%
5/1/09 (g)

Huntsman Corp. 9.5% 7/1/07 (g)    B2           10,720                                    10,023

Huntsman Ici Holdings LLC 0%      B3           7,490                                     2,060
12/31/09 (g)

Lyondell Chemical Co.:

9.625% 5/1/07                     Ba3          4,000                                     3,950

9.875% 5/1/07                     Ba3          5,530                                     5,475

10.875% 5/1/09                    B2           6,980                                     6,910

Sterling Chemicals, Inc.          B3           17,625                                    17,096
12.375% 7/15/06 (g)

Zeneca Specialty Chemicals        B2           6,000                                     6,015
PLC 11% 7/1/09 (g)

                                                                                         57,559

METALS & MINING - 0.6%

Better Minerals & Aggregates      B3           4,000                                     3,960
Co. 13% 9/15/09 (g)

Kaiser Aluminum & Chemical        B1           11,000                                    10,780
Corp. 9.875% 2/15/02

                                                                                         14,740

TOTAL BASIC INDUSTRIES                                                                   72,299

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
1.4%

BUILDING MATERIALS - 0.5%

Atrium Companies, Inc. 10.5%      B3          $ 5,000                                   $ 4,750
5/1/09

Nortek, Inc. 9.875% 3/1/04        B3           8,050                                     7,889

                                                                                         12,639

ENGINEERING - 0.3%

Anteon Corp. 12% 5/15/09          B3           5,000                                     4,700

URS Corp. 12.25% 5/1/09           B2           4,300                                     4,375

                                                                                         9,075

REAL ESTATE - 0.3%

LNR Property Corp. 9.375%         B1           9,230                                     8,445
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Ocwen Asset Investment Corp.      -            10,320                                    8,566
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                                38,725
ESTATE

DURABLES - 0.2%

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3           2,160                                     1,706
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3           650                                       629
6/15/07

TEXTILES & APPAREL - 0.1%

St. John Knits International,     B3           4,000                                     3,480
Inc. 12.5% 7/1/09 (g)

TOTAL DURABLES                                                                           5,815

ENERGY - 2.7%

COAL - 0.2%

P&L Coal Holdings Corp.           B2           6,245                                     5,980
9.625% 5/15/08

ENERGY SERVICES - 0.6%

Parker Drilling Co. 9.75%         B1           5,000                                     4,800
11/15/06

R&B Falcon Corp. 9.5% 12/15/08    Ba3          7,500                                     7,294

RBF Finance Co. 11% 3/15/06       Ba3          3,480                                     3,671

                                                                                         15,765

OIL & GAS - 1.9%

Abraxas Petroleum Corp.           B3           9,000                                     9,090
12.875% 3/15/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Belden & Blake Corp. 9.875%       Caa1        $ 17,760                                  $ 9,590
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3           7,297                                     6,531

8.5% 3/15/12                      B3           3,020                                     2,446

9.125% 4/15/06                    B3           1,320                                     1,188

Gothic Production Corp.           B3           1,470                                     1,242
11.125% 5/1/05

Great Lakes Carbon Corp. 0%       Caa1         7,635                                     3,627
5/15/09 (e)

Kelley Oil & Gas Corp. 14%        B3           4,413                                     4,303
4/15/03

Magnum Hunter Resources, Inc.     B2           8,000                                     7,520
10% 6/1/07

Petsec Energy, Inc. 9.5%          Ca           14,090                                    7,045
6/15/07

                                                                                         52,582

TOTAL ENERGY                                                                             74,327

FINANCE - 3.1%

CREDIT & OTHER FINANCE - 3.1%

Abraxas Petroleum                 B2           5,000                                     3,425
Corp./Canadian Abraxas 11.5%
11/1/04

AmeriCredit Corp. 9.875%          Ba1          7,500                                     7,369
4/15/06

AMRESCO, Inc. 9.875% 3/15/05      Caa3         16,120                                    9,188

Arcadia Financial Ltd.:

11.5% 3/15/07                     B3           10,995                                    6,872

11.5% 3/15/07                     B3           20,305                                    12,691

ContiFinancial Corp.:

7.5% 3/15/02                      Caa2         21,553                                    4,742

8.125% 4/1/08                     Caa2         1,740                                     452

8.375% 8/15/03                    Caa2         30,850                                    6,479

Delta Financial Corp. 9.5%        B3           7,110                                     5,119
8/1/04

Denbury Management, Inc. 9%       B3           990                                       908
3/1/08

Grove Investors LLC/Grove         -            5,978                                     386
Investors Capital Corp.
14.5% 5/1/10

Metris Companies, Inc.:

10% 11/1/04                       Ba3          9,028                                     8,170

10.125% 7/15/06 (g)               Ba3          15,000                                    13,650

Ocwen Capital Trust 10.875%       B2           6,650                                     4,389
8/1/27

                                                                                         83,840

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

HEALTH - 0.6%

DRUGS & PHARMACEUTICALS - 0.1%

Global Health Sciences, Inc.      Caa1         7,005                                     3,362
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.5%

Fountain View, Inc. 11.25%        Caa1         9,350                                     6,685
4/15/08

Tenet Healthcare Corp. 8.125%     Ba3          1,950                                     1,736
12/1/08

Unilab Corp. 12.75% 10/1/09       B3           4,835                                     4,847
(g)

                                                                                         13,268

TOTAL HEALTH                                                                             16,630

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.1%

ELECTRICAL EQUIPMENT - 1.6%

Loral Space & Communications      B1           53,000                                    42,400
Ltd. 9.5% 1/15/06

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.0%

Dunlop Standard Aero Holdings     B3           3,410                                     3,444
PLC 11.875% 5/15/09 (g)

Thermadyne Holdings Corp. 0%      Caa1         15,130                                    6,657
6/1/08 (e)

Thermadyne Manufacturing LLC      B3           18,440                                    15,305
9.875% 6/1/08

Tokheim Corp. 11.375% 8/1/08      Caa1         990                                       495
(g)

                                                                                         25,901

POLLUTION CONTROL - 1.5%

Allied Waste North America,
Inc.:

7.375% 1/1/04                     Ba2          4,500                                     4,028

10% 8/1/09 (g)                    B2           36,745                                    30,866

Browning-Ferris Industries,       Ba3          7,400                                     6,475
Inc. 6.1% 1/15/03

                                                                                         41,369

TOTAL INDUSTRIAL MACHINERY &                                                             109,670
EQUIPMENT

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - 23.3%

BROADCASTING - 20.6%

ACME Television LLC/ACME          B3          $ 11,810                                  $ 10,393
Financial Corp. 0% 9/30/04
(e)

Adelphia Communications Corp.:

7.5% 1/15/04                      B1           13,000                                    12,220

9.25% 10/1/02                     B1           19,950                                    20,150

9.875% 3/1/07                     B1           17,890                                    18,225

Ascent Entertainment Group,       B3           9,870                                     7,551
Inc. 0% 12/15/04 (e)

CD Radio, Inc. 0% 12/1/07 (e)     Caa1         4,000                                     1,900

Century Communications Corp.:

Series B, 0% 1/15/08              B1           29,130                                    12,453

9.5% 8/15/00                      B1           905                                       912

9.75% 2/15/02                     B1           3,600                                     3,600

Citadel Broadcasting Co.          B3           1,800                                     1,863
10.25% 7/1/07

Classic Communications, Inc.      Caa1         5,520                                     3,726
0% 8/1/09 (e)

Comcast UK Cable Partners         B2           13,180                                    11,994
Ltd. 0% 11/15/07 (e)

Diamond Cable Communications      B3           34,480                                    31,118
PLC yankee 0% 12/15/05 (e)

EchoStar DBS Corp.:

9.25% 2/1/06                      B2           27,450                                    27,176

9.375% 2/1/09                     B2           75,660                                    74,903

Falcon Holding Group
LP/Falcon Funding Corp.:

0% 4/15/10 (e)                    B2           11,900                                    8,628

8.375% 4/15/10                    B2           3,515                                     3,506

FrontierVision Holdings           B1           1,974                                     1,693
LP/FrontierVision Holdings
Capital Corp. 0% 9/15/07 (e)

FrontierVision Holdings           Caa1         2,500                                     2,144
LP/FrontierVision Holdings
Capital II Corp. 0% 9/15/07
(e)

Golden Sky DBS, Inc. 0%           Caa1         19,930                                    11,061
3/1/07 (e)

Golden Sky Systems, Inc.          B3           8,040                                     8,422
12.375% 8/1/06

Helicon Cable 11% 11/1/03         Ba3          24,000                                    24,720

International Cabletel, Inc.:

Series A, 0% 4/15/05 (e)          B3           15,748                                    15,236

0% 2/1/06 (e)                     B3           36,520                                    31,772

LIN Holdings Corp. 0% 3/1/08      B3           5,000                                     3,250
(e)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

NTL Communications Corp.:

0% 10/1/08 (e)                    B3          $ 12,500                                  $ 8,438

11.5% 10/1/08                     B3           10,925                                    11,635

NTL, Inc.:

0% 4/1/08 (e)                     B3           25,520                                    17,098

10% 2/15/07                       B3           1,520                                     1,550

Olympus Communications            B1           4,420                                     4,597
LP/Olympus Capital Corp.
10.625% 11/15/06

Pegasus Communications Corp.:

9.625% 10/15/05                   B3           3,000                                     2,918

9.75% 12/1/06                     B3           3,550                                     3,452

Satelites Mexicanos SA de CV:

9.26% 6/30/04 (g)(h)              B1           26,405                                    24,425

10.125% 11/1/04                   B3           62,330                                    44,878

Telewest Communications PLC       B1           4,090                                     2,505
0% 4/15/09 (e)(g)

Telewest PLC:

yankee 9.625% 10/1/06             B1           1,410                                     1,431

0% 10/1/07 (e)                    B1           74,455                                    67,754

United International              B3           7,380                                     4,179
Holdings, Inc. 0% 2/15/08 (e)

United Pan-Europe                 B2           14,210                                    13,784
Communications NV 10.875%
8/1/09 (g)

                                                                                         557,260

ENTERTAINMENT - 0.9%

Alliance Gaming Corp. 10%         B3           14,250                                    10,331
8/1/07

Harrahs Operating Co., Inc.       Ba2          7,000                                     6,650
7.875% 12/15/05

Jazz Casino Co. LLC 5.927%        -            10,349                                    6,368
11/15/09 pay-in-kind (h)

Regal Cinemas, Inc. 8.875%        Caa1         350                                       255
12/15/10

                                                                                         23,604

LODGING & GAMING - 1.2%

Courtyard by Marriott II          B-           4,900                                     4,643
LP/Courtyard II Finance Co.
10.75% 2/1/08

Florida Panthers Holdings,        B2           3,000                                     2,820
Inc. 9.875% 4/15/09

Hollywood Casino                  B3           3,500                                     3,623
Shreveport/Shreveport
Capital Corp. 13% 8/1/06 (g)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - CONTINUED

International Game Technology     Ba1         $ 2,000                                   $ 1,910
7.875% 5/15/04

Players International, Inc.       Ba3          5,750                                     6,066
10.875% 4/15/05

Red Roof Inns, Inc. 9.625%        Ba2          5,000                                     5,075
12/15/03

Resort at Summerlin LP            Caa1         13,489                                    8,780
(The)/Resort at Summerlin,
Inc. (The) 13% 12/15/07
pay-in-kind

                                                                                         32,917

PUBLISHING - 0.0%

Maxwell Communication Corp.       -      CHF   5                                         0
PLC euro 5% 6/16/10 (c)

RESTAURANTS - 0.6%

CKE Restaurants, Inc. 9.125%      B2           15,500                                    11,780
5/1/09

Domino's, Inc. 10.375% 1/15/09    B3           1,900                                     1,743

Host Marriott Travel Plazas,      Ba3          4,000                                     4,060
Inc. 9.5% 5/15/05

                                                                                         17,583

TOTAL MEDIA & LEISURE                                                                    631,364

NONDURABLES - 1.0%

HOUSEHOLD PRODUCTS - 1.0%

AKI, Inc. 10.5% 7/1/08            B2           4,870                                     4,286

Carson, Inc. 10.375% 11/1/07      B3           4,725                                     3,638

Jafra Cosmetics                   Caa1         8,000                                     7,020
International, Inc./Jafra
Companies SA 11.75% 5/1/08

Revlon Consumer Products Corp.:

8.125% 2/1/06                     B3           5,580                                     4,408

9% 11/1/06                        B2           9,050                                     7,195

                                                                                         26,547

RETAIL & WHOLESALE - 4.7%

APPAREL STORES - 0.1%

Merry-Go-Round Enterprises,       -            7,500                                     0
Inc. 0% 9/1/03 (c)(j)

Specialty Retailers, Inc.         B1           3,000                                     2,160
8.5% 7/15/05

                                                                                         2,160

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 4.6%

Ameriserve Food Distribution,
Inc.:

8.875% 10/15/06                   B3          $ 3,905                                   $ 2,714

10.125% 7/15/07                   Caa1         5,510                                     2,314

Nebco Evans Holding Co. 0%        Caa2         5,000                                     1,500
7/15/07 (e)

Pathmark Stores, Inc.:

0% 11/1/03 (e)                    Caa2         4,106                                     3,901

9.625% 5/1/03                     Caa1         61,270                                    59,432

11.625% 6/15/02                   Caa2         52,305                                    50,736

12.625% 6/15/02                   Caa2         940                                       912

Pueblo Xtra International,        B3           4,290                                     3,003
Inc., Series C, 9.5% 8/1/03

                                                                                         124,512

TOTAL RETAIL & WHOLESALE                                                                 126,672

TECHNOLOGY - 2.2%

COMPUTER SERVICES & SOFTWARE
- 1.0%

Concentric Network Corp.          B-           1,050                                     1,092
12.75% 12/15/07

Federal Data Corp. 10.125%        B3           5,300                                     3,710
8/1/05

PSINet, Inc. 11% 8/1/09 (g)       B3           15,185                                    15,489

Verio, Inc. 11.25% 12/1/08        B3           6,260                                     6,526

                                                                                         26,817

ELECTRONICS - 1.2%

ChipPAC International Ltd.        B3           9,270                                     9,154
12.75% 8/1/09 (g)

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3           1,210                                     1,195

10.375% 10/1/07                   B3           6,300                                     6,284

Intersil Corp. 13.25% 8/15/09     B3           2,600                                     2,756
unit (g)

Knowles Electronics, Inc.         B3           5,000                                     4,875
13.125% 10/15/09 (g)

Micron Technology, Inc. 6.5%      B3           4,000                                     3,140
9/30/05 (j)

SCG Holding                       B2           4,370                                     4,457
Corp./Semiconductor
Components Industries LLC
12% 8/1/09 (g)

                                                                                         31,861

TOTAL TECHNOLOGY                                                                         58,678

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TRANSPORTATION - 2.3%

AIR TRANSPORTATION - 1.0%

US Air, Inc. 9.625% 2/1/01        B3          $ 28,522                                  $ 27,952

RAILROADS - 1.3%

Transtar Holdings LP/Transtar     B-           34,525                                    34,007
Capital Corp. 0% 12/15/03 (e)

SHIPPING - 0.0%

Holt Group, Inc. 9.75% 1/15/06    Caa1         2,000                                     1,300

TOTAL TRANSPORTATION                                                                     63,259

UTILITIES - 22.7%

CELLULAR - 4.6%

Globalstar LP/Globalstar
Capital Corp.:

10.75% 11/1/04                    Caa1         3,000                                     1,635

11.25% 6/15/04                    Caa1         7,000                                     3,938

11.375% 2/15/04                   Caa1         5,090                                     2,901

11.5% 6/1/05                      Caa1         13,930                                    7,731

McCaw International Ltd. 0%       Caa1         45,320                                    28,325
4/15/07 (e)

Millicom International            Caa1         900                                       657
Cellular SA 0% 6/1/06 (e)

Nextel Communications, Inc.:

0% 9/15/07 (e)                    B1           10,684                                    8,013

0% 10/31/07 (e)                   B1           6,625                                     4,753

9.75% 8/15/04                     B1           2,000                                     2,038

12% 11/1/08                       B1           12,000                                    13,350

Nextel International, Inc. 0%     Caa1         24,970                                    13,234
4/15/08 (e)

Nextel Partners, Inc. 0%          B3           15,000                                    9,225
2/1/09 (e)

Orbital Imaging Corp. 11.625%     CCC+         12,760                                    8,549
3/1/05

Orion Network Systems, Inc.       B2           3,970                                     2,700
11.25% 1/15/07

Rogers Communications, Inc.       B2           7,590                                     7,666
8.875% 7/15/07

TeleCorp PCS, Inc. 0% 4/15/09     B3           2,890                                     1,763
(e)(g)

Tritel PCS, Inc. 0% 5/15/09       B3           4,500                                     2,711
(e)(g)

Triton PCS, Inc. 0% 5/1/08 (e)    Caa1         1,885                                     1,296

US Unwired, Inc. 0% 11/1/09       Caa1         7,760                                     4,093
(g)

                                                                                         124,578

TELEPHONE SERVICES - 18.1%

Alestra S. de R.L. de CV          B2           11,000                                    10,560
12.625% 5/15/09 (g)

Allegiance Telecom, Inc.:

0% 2/15/08 (e)                    B3           19,950                                    13,466

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Allegiance Telecom, Inc.: -
continued

12.875% 5/15/08                   B3          $ 7,320                                   $ 7,942

Call-Net Enterprises, Inc.        B2           4,970                                     4,498
9.375% 5/15/09

Covad Communications Group,
Inc.:

0% 3/15/08 (e)                    B3           15,630                                    8,792

12.5% 2/15/09                     B3           10,870                                    10,761

e.spire Communications, Inc.:

0% 11/1/05 (e)                    -            6,000                                     3,510

0% 4/1/06 (e)                     -            9,500                                     6,080

0% 7/1/08 (e)                     -            17,030                                    5,961

Firstworld Communications,        -            21,150                                    10,787
Inc. 0% 4/15/08 (e)

Globenet Communication Group      Caa1         4,600                                     4,612
Ltd. 13% 7/15/07 (g)

GST Network Funding, Inc. 0%      -            17,250                                    7,849
5/1/08 (e)

GST Equipment Funding, Inc.       -            7,950                                     7,791
13.25% 5/1/07

GST Telecommunications, Inc.      -            1,940                                     1,901
12.75% 11/15/07

GST USA, Inc. 0% 12/15/05 (e)     -            29,415                                    22,355

ICG Holdings, Inc.:

0% 9/15/05 (e)                    B3           23,000                                    19,320

0% 5/1/06 (e)                     B3           4,500                                     3,375

ICG Services, Inc.:

0% 2/15/08 (e)                    B3           19,555                                    9,582

0% 5/1/08 (e)                     B3           18,975                                    9,108

Intermedia Communications,
Inc.:

0% 5/15/06 (e)                    B2           30,700                                    25,251

0% 7/15/07 (e)                    B2           18,736                                    13,068

0% 3/1/09 (e)                     B3           14,720                                    8,096

8.5% 1/15/08                      B2           4,640                                     4,118

8.6% 6/1/08                       B2           19,010                                    16,966

IXC Communications, Inc. 9%       B3           35,630                                    35,630
4/15/08

KMC Telecom Holdings, Inc.:

0% 2/15/08 (e)                    Caa2         2,500                                     1,306

13.5% 5/15/09 (g)                 Caa2         7,100                                     6,958

Level 3 Communications, Inc.      B3           5,000                                     2,975
0% 12/1/08 (e)

Logix Communications              -            2,415                                     1,739
Enterprises, Inc. 12.25%
6/15/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

McLeodUSA, Inc.:

0% 3/1/07 (e)                     B1          $ 39,690                                  $ 31,355

8.125% 2/15/09                    B2           3,330                                     3,126

8.375% 3/15/08                    B1           7,000                                     6,650

9.25% 7/15/07                     B1           9,640                                     9,640

9.5% 11/1/08                      B1           9,070                                     9,138

NEXTLINK Communications, Inc.:

0% 4/15/08 (e)                    B3           12,920                                    8,010

0% 6/1/09 (e)                     B3           11,020                                    6,612

9.625% 10/1/07                    B3           10,000                                    9,650

10.75% 11/15/08                   B3           5,390                                     5,511

10.75% 6/1/09                     B3           25,725                                    26,336

Rhythms NetConnections, Inc.:

0% 5/15/08 (e)                    B3           3,390                                     1,661

12.75% 4/15/09                    B3           12,990                                    11,626

Rochester Telephone Corp.:

8.77% 4/16/01                     Ba2          8,000                                     8,010

9% 7/19/00                        Ba2          4,850                                     4,874

9.07% 7/5/00                      Ba2          1,950                                     1,960

9.1% 7/5/00                       Ba2          3,450                                     3,467

Teligent, Inc. 11.5% 12/1/07      Caa1         9,650                                     8,806

Versatel Telecom BV:

11.875% 7/15/09                   -            5,000                                     4,763

13.25% 5/15/08                    -            2,140                                     2,140

Williams Communications           B2           8,000                                     8,170
Group, Inc. 10.875% 10/1/09

WinStar Communications, Inc.:

0% 10/15/05 (e)                   Caa1         8,610                                     7,512

0% 3/15/08 (e)                    CCC          8,000                                     7,080

10% 3/15/08                       CCC          20,080                                    16,867

                                                                                         487,321

TOTAL UTILITIES                                                                          611,899

TOTAL NONCONVERTIBLE BONDS                                                               1,919,725

TOTAL CORPORATE BONDS                                                                    1,923,305
(Cost $2,119,752)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%

MOODY'S RATINGS (UNAUDITED) (B)               PRINCIPAL  AMOUNT (000S) (D)              VALUE (NOTE 1) (000S)

Commercial Mortgage               BB+         $ 4,500                                   $ 2,752
Acceptance Corp. pass
through certificates Series
1998-C2 Class F, 5.44%
5/15/13 (g)(h)

First Chicago/Lennar Trust I      -            9,200                                     6,526
Series 1997-CHL1 Class E,
8.1104% 4/1/39 (h)

Mortgage Capital Funding,
Inc. Series 1998-MC3:

Class E, 7.5008% 11/18/31 (h)     Baa3         3,000                                     2,638

Class F, 7.5008% 11/18/31         Ba1          3,000                                     2,387
(g)(h)

Nationslink Funding Corp.         BB           4,500                                     3,277
Commercial Mortgage pass
through certificates Series
1998-2 Class F, 7.105%
8/20/30

Nomura Depositor Trust Series     -            3,398                                     3,093
1998-ST1A Class B1A, 8.1563%
1/15/03 (g)(h)

Structured Asset Securities       -            5,344                                     4,164
Corp. Series 1995-C1 Class
F, 7.375% 9/25/24 (g)

TOTAL COMMERCIAL MORTGAGE                                                                24,837
SECURITIES
(Cost $25,847)


COMMON STOCKS - 3.2%

                                SHARES

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Georgia Gulf Corp.               97,900                2,111

Sterling Chemicals Holdings,     6,690                 100
Inc. warrants 8/15/08 (a)

Trivest 1992 Special Fund        11.4                  1,078
Ltd. (i)

                                                       3,289

METALS & MINING - 0.0%

Camphor Ventures, Inc. (a)       356,400               160

TOTAL BASIC INDUSTRIES                                 3,449

CONSTRUCTION & REAL ESTATE -
0.0%

REAL ESTATE INVESTMENT TRUSTS
- 0.0%

Swerdlow Real Estate Group,
Inc.:

Class A (j)                      79,800                11

Class B (j)                      19,817                3

                                                       14

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

DURABLES - 0.6%

TEXTILES & APPAREL - 0.6%

Arena Brands Holdings Corp.      659,302              $ 16,483
Class B

ENERGY - 0.0%

OIL & GAS - 0.0%

Nuevo Energy Co. (a)             71,500                1,014

XCL Ltd. unit (g)                10,000                75

                                                       1,089

FINANCE - 0.8%

BANKS - 0.4%

Provident Financial Group,       247,500               10,627
Inc.

CREDIT & OTHER FINANCE - 0.4%

Arcadia Financial Ltd. (a)       1,001,800             4,007

Arcadia Financial Ltd.           14,870                15
warrants 3/15/07 (a)

ContiFinancial Corp. (a)         161,000               65

Fidelity Financial of Ohio,      120,000               2,363
Inc.

Metris Companies, Inc.           175,000               6,027

                                                       12,477

TOTAL FINANCE                                          23,104

MEDIA & LEISURE - 1.4%

BROADCASTING - 1.1%

Classic Communications, Inc.     16,560                276
(a)(g)

EchoStar Communications Corp.    479,400               29,663
Class A (a)

UIH Australia/Pacific, Inc.      7,450                 224
warrants 5/15/06 (a)

                                                       30,163

ENTERTAINMENT - 0.2%

Alliance Gaming Corp. (a)(f)     819,350               6,120

Alliance Gaming Corp. (j)        6,762                 40

                                                       6,160

LODGING & GAMING - 0.1%

Prime Hospitality Corp. (a)      100,000               781

Resort at Summerlin L.P.         11,000                0
warrants 12/15/07 (a)(g)

                                                       781

TOTAL MEDIA & LEISURE                                  37,104

COMMON STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

PRECIOUS METALS - 0.1%

Mountain Province Mining,        1,285,400            $ 1,572
Inc. (a)

RETAIL & WHOLESALE - 0.0%

APPAREL STORES - 0.0%

Merry-Go-Round Enterprises,      1,258,700             0
Inc. (a)

UTILITIES - 0.2%

CELLULAR - 0.0%

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio       10,000                53
 .47) (a)

warrants 1/15/07 (CV ratio       5,000                 36
 .6) (a)

McCaw International Ltd.         55,220                124
warrants 4/15/07 (a)(g)

Orbital Imaging Corp.            9,380                 113
warrants 3/1/05 (a)(g)

                                                       326

TELEPHONE SERVICES - 0.2%

Firstworld Communications,       21,150                1,481
Inc. warrants 4/15/08 (a)(g)

GST Telecommunications, Inc.     400,000               2,700
(a)

Intermedia Communications,       3,510                 91
Inc. (g)

KMC Telecom Holdings, Inc.       2,500                 6
warrants 4/15/08 (a)(g)

Versatel Telecom BV warrants     3,140                 452
5/15/08 (a)(g)

                                                       4,730

TOTAL UTILITIES                                        5,056

TOTAL COMMON STOCKS                                    87,871
(Cost $101,827)

PREFERRED STOCKS - 15.6%



CONVERTIBLE PREFERRED STOCKS
- 0.5%

ENERGY - 0.5%

OIL & GAS - 0.5%

Chesapeake Energy Corp.:

$3.50 (g)                        111,900               3,693

$3.50                            308,100               10,167

XCL Ltd. Series A, 9.50%         2,546                 10
pay-in-kind

                                                       13,870

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - 15.1%

CONSTRUCTION & REAL ESTATE -
0.3%

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Crown America Realty Trust       31,600               $ 1,264
Series A, $5.50

Swerdlow Real Estate Group,
Inc.:

junior (j)                       19,817                3

mezzanine (j)                    79,800                79

senior (j)                       79,800                7,619

                                                       8,965

FINANCE - 0.7%

CREDIT & OTHER FINANCE - 0.0%

American Annuity Group           7,100                 173
Capital Trust I $2.3125

INSURANCE - 0.7%

American Annuity Group           18,557                17,892
Capital Trust II 8.875%

TOTAL FINANCE                                          18,065

MEDIA & LEISURE - 4.3%

BROADCASTING - 4.3%

Adelphia Communications Corp.    197,855               22,209
$13.00

Citadel Broadcasting Co.         34,736                3,943
Series B, 13.25% pay-in-kind

CSC Holdings, Inc. 11.125%       659,159               70,860
pay-in-kind

Granite Broadcasting Corp.       11,485                11,198
12.75% pay-in-kind

NTL, Inc. 13% pay-in-kind        6,471                 6,875

                                                       115,085

RETAIL & WHOLESALE - 0.7%

GROCERY STORES - 0.7%

Supermarkets General Holdings    512,993               17,442
Corp. $3.52 pay-in-kind (a)

TECHNOLOGY - 0.8%

COMPUTER SERVICES & SOFTWARE
- 0.4%

Concentric Network Corp.         12,120                11,514
13.5% pay-in-kind

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Ampex Corp. 8% non-cumulative    6,972                 10,876

TOTAL TECHNOLOGY                                       22,390

PREFERRED STOCKS - CONTINUED

                                SHARES                VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 8.3%

CELLULAR - 5.9%

Nextel Communications, Inc.:

11.125% pay-in-kind              120,219              $ 123,221

Series D, 13% pay-in-kind        33,837                36,036

                                                       159,257

TELEPHONE SERVICES - 2.4%

e.spire Communications, Inc.     5,435                 1,848
$127.50 pay-in-kind

ICG Holdings, Inc.:

14% pay-in-kind                  2,820                 2,594

14.25% pay-in-kind               8,285                 7,457

Intermedia Communications,       21,352                19,644
Inc. 13.5% pay-in-kind

IXC Communications, Inc.         15,145                16,811
12.5% pay-in-kind

NEXTLINK Communications, Inc.    273,344               13,120
14% pay-in-kind

WinStar Communications, Inc.     6,000                 4,590
14.25%

                                                       66,064

TOTAL UTILITIES                                        225,321

TOTAL NONCONVERTIBLE                                   407,268
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                 421,138
(Cost $415,004)


PURCHASED BANK DEBT - 1.6%

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (000S) (D)

Huntsman ICI Chemicals LLC
sr. secured:

term B loan 8.5% 6/30/07 (h)      -      $ 1,000                                1,000

term C loan 8.625% 6/30/08 (h)    -       1,000                                 1,000

Lyondell Chemical Co. sr.         -       40,862                                40,505
secured Tranche E term loan
9.355% 5/17/06 (h)

Merry-Go-Round Enterprises,               7,996                                 0
Inc. (a)

PURCHASED BANK DEBT - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)          PRINCIPAL AMOUNT (000S) (D)           VALUE (NOTE 1) (000S)

Merry-Go-Round Enterprises,       -      $ 4,129                               $ 0
Inc. term loan 0% 6/28/00
(c)(h)

TOTAL PURCHASED BANK DEBT                                                       42,505
(Cost $53,349)


CASH EQUIVALENTS - 6.6%

                              MATURITY AMOUNT (000S)

Investments in repurchase     $ 178,201                             178,124
agreements (U.S. Treasury
obligations), in a joint
trading account at 5.22%,
dated 10/29/99 due 11/1/99
(Cost $178,124)

TOTAL INVESTMENT PORTFOLIO -                                        2,677,780
99.0%
(Cost $2,893,903)

NET OTHER ASSETS - 1.0%                                             26,158

NET ASSETS - 100%                                                   $ 2,703,938

CURRENCY ABBREVIATIONS

CHF                     -   Swiss franc

LEGEND
(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,438,000 or 8.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Share amount represents number of units held.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Alliance   Gaming Corp.       7/28/98           $ 3

Merry-Go-Round  Enterprises,  3/1/94- 3/24/94   $ 7,680
Inc.  0% 5/16/98

Merry-Go-Round  Enterprises,  3/21/94           $ 6,450
Inc.  0% 9/1/03

Micron   Technology, Inc.     3/3/99            $ 3,096
6.5% 9/30/05

Swerdlow   Real Estate        1/15/99           $ 11
Group, Inc.   Class A

Swerdlow   Real Estate        1/15/99           $ 3
Group, Inc.   Class B

Swerdlow   Real Estate        1/15/99           $ 3
Group, Inc.   junior

Swerdlow   Real Estate        1/15/99           $ 79
Group, Inc.   mezzanine

Swerdlow   Real Estate        1/15/99           $ 7,619
Group, Inc.   senior

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS   S&P RATINGS

Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa        0.1% BBB        0.0%
Ba         4.9% BB         5.1%
B         49.5% B         47.3%
Caa       11.2% CCC       13.3%
Ca, C      0.3% CC, C      0.4%
                D          0.0%

The percentage not rated by Moody's or S&P amounted to 5.5%. FMR has determined that unrated debt securities that are lower quality account for 5.5% of the total value of investment in securities.

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America    90.0%

United Kingdom              3.8

Mexico                      3.0

Bermuda                     1.6

Others (individually less     1.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At October 31, 1999, the aggregate cost of investment securities for income tax purposes was $2,894,366,000. Net unrealized depreciation aggregated $216,586,000, of which $59,896,000 related to appreciated investment securities and $276,482,000 related to depreciated investment securities.

The fund intends to elect to defer to its fiscal year ending April 30, 2000 approximately $20,247,000 of losses recognized during the period November 1, 1998 to April 30, 1999.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         OCTOBER
                                          31, 1999

ASSETS

Investment in securities, at             $ 2,677,780
value (including repurchase
agreements of $178,124)
(cost $2,893,903) -  See
accompanying schedule

Cash                                      1,590

Receivable for investments                12,597
sold

Receivable for fund shares                2,196
sold

Interest receivable                       45,184

Redemption fees receivable                2

Other receivables                         2,164

 TOTAL ASSETS                             2,741,513

LIABILITIES

Payable for investments        $ 31,327
purchased

Payable for fund shares         2,118
redeemed

Distributions payable           2,304

Accrued management fee          1,284

Other payables and accrued      542
expenses

 TOTAL LIABILITIES                        37,575

NET ASSETS                               $ 2,703,938

Net Assets consist of:

Paid in capital                          $ 2,786,917

Undistributed net investment              9,507
income

Accumulated undistributed net             121,227
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               (213,713)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 283,762                  $ 2,703,938
shares outstanding

NET ASSET VALUE, offering                 $9.53
price and redemption price
per share ($2,703,938
(divided by) 283,762 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                         SIX
                                             MONTHS ENDED OCTOBER 31, 1999

INVESTMENT INCOME                            $ 19,870
Dividends

Interest                                      106,937

Security lending                              163

 TOTAL INCOME                                 126,970

EXPENSES

Management fee                   $ 7,596

Transfer agent fees               2,406

Accounting and security           419
lending fees

Non-interested trustees'          4
compensation

Custodian fees and expenses       58

Registration fees                 64

Audit                             63

Legal                             442

Miscellaneous                     14

 Total expenses before            11,066
reductions

 Expense reductions               (118)       10,948

NET INVESTMENT INCOME                         116,022

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            146,348
(including realized gain of
$132,426  on sales of
investments in affiliated
issuers)

 Foreign currency transactions    30          146,378

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (320,137)

 Assets and liabilities in        2,410       (317,727)
foreign currencies

NET GAIN (LOSS)                               (171,349)

NET INCREASE (DECREASE) IN                   $ (55,327)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED OCTOBER 31,  YEAR ENDED  APRIL 30, 1999
                                 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 116,022                     $ 201,190
income

 Net realized gain (loss)         146,378                       77,940

 Change in net unrealized         (317,727)                     (66,576)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (55,327)                      212,554
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (123,208)                     (226,215)
From net investment income

 From net realized gain           (22,894)                      (59,914)

 TOTAL DISTRIBUTIONS              (146,102)                     (286,129)

Share transactions Net            393,913                       532,835
proceeds from sales of shares

 Reinvestment of distributions    129,732                       254,844

 Cost of shares redeemed          (207,651)                     (482,045)

 NET INCREASE (DECREASE) IN       315,994                       305,634
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

Redemption fees                   587                           1,218

  TOTAL INCREASE (DECREASE)       115,152                       233,277
IN NET ASSETS

NET ASSETS

 Beginning of period              2,588,786                     2,355,509

 End of period (including        $ 2,703,938                   $ 2,588,786
undistributed net investment
income of $9,507 and
$16,693, respectively)

OTHER INFORMATION
Shares

 Sold                             40,079                        54,606

 Issued in reinvestment of        13,227                        26,328
distributions

 Redeemed                         (21,173)                      (49,807)

 Net increase (decrease)          32,133                        31,127


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED OCTOBER 31,  YEARS ENDED APRIL 30,

                                 1999                          1999                   1998      1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.290                      $ 10.680               $ 9.280   $ 9.340  $ 9.170  $ 9.590
period

Income from Invest- ment          .434 D                        .863 D                 .721 D    .605 D   .902     .814
Operations Net investment
income

Net realized and unrealized       (.643)                        (.024) E               1.385     .093     .119     (.427)
gain (loss)

Total from investment             (.209)                        .839                   2.106     .698     1.021    .387
operations

Less Distributions

From net investment income        (.463)                        (.974)                 (.710)    (.762)   (.724)   (.617)

In excess of net  investment      -                             -                      -         -        (.133)   (.202)
income

From net realized gain            (.090)                        (.260)                 -         -        -        -

Total distributions               (.553)                        (1.234)                (.710)    (.762)   (.857)   (.819)

Redemption fees added to paid     .002                          .005                   .004      .004     .006     .012
 in capital

Net asset value, end of period   $ 9.530                       $ 10.290               $ 10.680  $ 9.280  $ 9.340  $ 9.170

TOTAL RETURN B, C                 (2.04)%                       9.34%                  23.59%    7.88%    11.72%   4.63%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,704                       $ 2,589                $ 2,356   $ 2,041  $ 2,270  $ 2,256
millions)

Ratio of expenses to average      .84% A                        .82%                   .83%      .87%     .98%     .96%
net assets

Ratio of expenses to average      .83% A, F                     .81% F                 .82% F    .86% F   .98%     .96%
net assets after expense
reductions

Ratio of net investment           8.80% A                       8.84%                  7.23%     6.53%    8.03%    7.38%
income to average net assets

Portfolio turnover rate           83% A                         125%                   179%      309%     119%     78%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INVESTMENT INCOME - CONTINUED

dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, partnerships, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 365 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,895,000 or 0.4% of net assets.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $42,505,000 or 1.6% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,212,347,000 and $1,015,345,000,

3. PURCHASE AND SALES OF INVESTMENTS - CONTINUED

respectively, of which U.S. government and government agency obligations aggregated $0 and $4,588,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $18,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $5,874,000. The weighted average interest rate was 5.28%. Interest earned from the interfund lending program amounted to $5,000 and is included in interest income on the Statement of Operations.

6. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is

6. SECURITY LENDING - CONTINUED

delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no loans outstanding.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $96,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $8,000, respectively, under these arrangements

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS AFFILIATE      PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Alliance Gaming Corp.               $ -                $ 1,509         $ -                  $ 6,120

EchoStar Communications Corp.          22,303           31,884            -                    -
 Class A

Station Casinos, Inc.                -                  955             -                    -

TOTALS                              $ 22,303           $ 34,348        $ -                  $ 6,120


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Boston, Massachusetts
   December 7, 1999

DISTRIBUTIONS

The Board of Trustees of Fidelity Capital & Income Fund voted to pay on December 3, 1999, to shareholders of record at the opening of business on December 6, 1999, a distribution of $.30 per share derived from capital gains realized from sales of portfolio securities.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Bart A. Grenier, Vice President
David L. Glancy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson
Ned C. Lautenbach

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

*INDEPENDENT TRUSTEES

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

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Target Timeline SM 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-6666

Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
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